Financial Instruments - Additional Information (Detail) $ / shares in Units, R$ / shares in Millions, R$ in Millions, $ in Millions, $ in Millions			12 Months Ended
	Dec. 06, 2016 MXN ($) $ / shares	Dec. 06, 2016 MXN ($) R$ / shares	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 06, 2016 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Value by which call option is out of the money				$ 82	$ 93
Vonpar [member] | Series L share [member]
Disclosure of detailed information about financial instruments [line items]
Strike price per share | $ / shares	$ 128.88
Promissory notes [member] | Vonpar [member]
Disclosure of detailed information about financial instruments [line items]
Remaining balance paid	$ 6,534	$ 6,534	$ 6,503			$ 7,022	R$ 1,090
Annual rate	0.375%	0.375%	0.375%				0.375%
Maturity period	Three-year	Three-year
Estimated fair value of derivative	$ 343	$ 343	$ 242			$ 368
Percentage by which call option is out of the money			30.40%	30.40%	35.90%
Promissory notes [member] | Vonpar [member] | Series L share [member]
Disclosure of detailed information about financial instruments [line items]
Strike price per share | (per share)	$ 178.5	$ 178.5
Options to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Premium paid for outstanding call options			$ 7